Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

To assess, identify and manage the material risks of cybersecurity threats to our business, operations and control environments, we have made investments in our technology and have implemented policies, programs and controls, with a focus on cybersecurity incident prevention and mitigation. Our cybersecurity program is integrated into our risk management process. The program is aligned with industry standards and best practices. As part of our cybersecurity process, we engage external experts and consultants to assess our cybersecurity program and compliance with applicable practices and standards. The Company mitigates risks of cybersecurity incidents using a multifaceted approach which includes, but is not limited to: establishing information security policies, implementing information protection processes and technologies, assessing cybersecurity risk, implementing cybersecurity training, and monitoring our information technology systems. Our cyber security policy includes personnel affiliated with third parties. The Company is currently in material compliance with relevant information privacy and cybersecurity governmental standards with which it is required to comply. The Company has not experienced a material cybersecurity incident and does not believe risks from cybersecurity threats have materially affected or are likely to affect its business strategy, results of operations or financial condition. For more information on how material cybersecurity incidents may impact our business, see Item 3D. “Risk Factors- Other Risks Associated with Our Business -” Cybersecurity risks and threats could adversely affect our business” of this Annual Report on Form 20-F.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity program is integrated into our risk management process. The program is aligned with industry standards and best practices. As part of our cybersecurity process, we engage external experts and consultants to assess our cybersecurity program and compliance with applicable practices and standards. The Company mitigates risks of cybersecurity incidents using a multifaceted approach which includes, but is not limited to: establishing information security policies, implementing information protection processes and technologies, assessing cybersecurity risk, implementing cybersecurity training, and monitoring our information technology systems.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance

The Company’s Head of Information Technology (who has over 15 years of relevant experience plus education that includes a Ph.D. in Information Technology from Dublin City University) monitors day-to-day cybersecurity risks using the approach described above. Material near-term and long-term risks are communicated with Senior Management and the Board of Directors. The Company’s Board of Directors is engaged in overseeing and reviewing the Company’s strategic direction and objectives, taking into account, among other considerations, the Company’s risk profile and exposures. While the Board of Directors retains oversight over policy and strategy related to cybersecurity, it has delegated the responsibility for the oversight of the Company’s cybersecurity program to the Audit Committee. The Audit Committee is responsible for reviewing and discussing the Company’s policies regarding risk assessment and risk management, major accounting risk exposures and the implementation and effectiveness of risk management protocols with respect to information technology security and cybersecurity risks, as well as reviewing material breaches and attacks, as applicable. NESR’s Head of Information Technology reports directly to the Company’s Chief Financial Officer who provides periodic (at least quarterly) updates to the Audit Committee regarding matters that are relevant to those charged with governance.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee is responsible for reviewing and discussing the Company’s policies regarding risk assessment and risk management, major accounting risk exposures and the implementation and effectiveness of risk management protocols with respect to information technology security and cybersecurity risks, as well as reviewing material breaches and attacks, as applicable.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	NESR’s Head of Information Technology reports directly to the Company’s Chief Financial Officer who provides periodic (at least quarterly) updates to the Audit Committee regarding matters that are relevant to those charged with governance.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true